INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current tax payable	$ 47	$ 70
Uncertain tax provisions	133	158
Total income tax payable	$ 180	$ 228